Prepaid expenses	12 Months Ended
Sep. 30, 2023
Prepaid expenses
Prepaid expenses

8. Prepaid expenses

	September 30,	September 30,
	2023	2022
Prepaid expenses	$5,997	$3,894
	$5,997	$3,894

Prepaid expenses are comprised of vendor deposits on inventory orders for the future requisition of inventories, insurance premium and current deposits.